CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (7,751)	$ (5,870)	$ (13,787)	$ (15,668)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	336	108	554	1,020
Share-based consulting and other services	34	143	100	191
Depreciation and amortization	870	1,027	2,063	1,806
Impairment			286	341
Accretion of financing instruments	119	0	0	483
Amounts paid by affiliate on behalf of xG	0	1,339	1,500	517
Changes in assets and liabilities
Inventory	(453)	0	0	187
Prepaid expenses and other current assets			28	24
Other current assets	(362)	13
Accounts payable	1,510	6	(32)	200
Accrued expenses	168	(21)	191	1,861
Accrued bonuses			1,258	1,375
Accrued interest and fees ($79 to related party)	1,110	397
Accrued interest to related party			1,180	56
Due to related party	1,218	0	1,098	0
Net cash used in operating activities	(3,201)	(2,858)	(5,561)	(7,607)
Cash flows from investing activities
Capital expenditures for property and equipment	(12)	(214)	(515)	(1,175)
Capitalization of intangible assets	(1,707)	(2,296)	(4,491)	(4,848)
Net cash used in investing activities	(1,719)	(2,510)	(5,006)	(6,023)
Cash flows from financing activities
Proceeds from convertible notes payable to related party	450	5,115	10,315	13,656
Proceeds from convertible bridge loan payable ($2,747 to related party)	4,224	0
Proceeds from exercise of options	0	2	2	0
Proceeds from issuance of common stock	0	400	400	0
Purchase of treasury stock			(12)	(10)
Proceeds from issuance of Warrants			0	26
Net cash provided by financing activities	4,674	5,517	10,705	13,672
Net (decrease) increase in cash	(246)	149	138	42
Cash, beginning of period	271	133	133	91
Cash, end of period	25	282	271	133
Supplemental cash flow disclosures of investing and financing activities
Conversion of notes payable	15,000	0	0	10,483
Principal, accrual interest and fees refinanced under the bridge loan	4,041	0
Debt discount recorded on bridge loan	336	0
Stock issued to affiliate for assumption of liabilities			0	3,000
Stock issued as payment for interest on convertible notes	90	90	180	1,561
Stock issued in Treco settlement			0	360
Convertible debt issued in Treco settlement			$ 0	$ 2,000